CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,741,911	$ 253,350	¥ 1,765,572
Restricted cash	1,619,937	235,610	1,092,921
Loans and advances, net (net of allowance of RMB404,930 and RMB764,323 (US$111,166) as of December 31, 2017 and 2018, respectively)	1,482,368	215,602	1,938,492
Short-term investments	4,100	596	8,500
Prepaid expenses and other assets	560,165	81,474	433,597
Amounts due from related parties	21,797	3,170	9,168
Total current assets	5,430,278	789,802	5,248,250
Non-current assets:
Restricted cash	19,368	2,817	4,000
Long-term investments	13,333	1,939	359,333
Loans and advances, net (net of allowance of RMB1,360 and RMB6,027 (US$877) as of December 31, 2017 and 2018, respectively)	421,564	61,314	390,171
Prepaid expenses and other assets	7,606	1,106	8,048
Property, equipment and software, net	88,731	12,905	99,433
Goodwill	5,812	845
Deferred tax assets	329,796	47,967	158,566
Total non-current assets	886,210	128,893	1,019,551
TOTAL ASSETS	6,316,488	918,695	6,267,801
Current liabilities (including current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary of RMB4,633,990 and RMB3,570,407 (US$519,294) as of December 31, 2017 and 2018, respectively):
Short-term borrowings			200,000
Payable to institutional funding partners and online investors	1,005,236	146,206	1,770,681
Current account with online investors and borrowers	2,005,605	291,703	1,883,446
Income tax payable	70,679	10,280	243,338
Accrued expenses and other liabilities	501,439	72,931	461,295
Amounts due to related parties	28,728	4,179	62,900
Deferred revenue	11,962	1,740	12,330
Total current liabilities	3,623,649	527,039	4,633,990
Non-current liabilities (including non-current liabilities of the consolidated VIE and subsidiaries without recourse to the primary beneficiary of RMB457,724 and RMB475,613 (US$69,175) as of December 31, 2017 and 2018, respectively):
Payable to institutional funding partners and online investors	450,160	65,473	416,118
Deferred revenue	11,343	1,650	887
Other non-current liabilities	14,110	2,052	40,719
Total non-current liabilities	475,613	69,175	457,724
Total liabilities	4,099,262	596,214	5,091,714
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity			388,910
Shareholders' equity
Ordinary shares			1
Additional paid-in capital	1,170,956	170,308	468,352
Accumulated other comprehensive loss	(2,700)	(393)
(Accumulated deficit)/retained earnings	1,040,443	151,326	318,824
Total Weidai Ltd. shareholders' equity	2,208,700	321,241	787,177
Noncontrolling interests	8,526	1,240
Total shareholders' equity	2,217,226	322,481	787,177
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	6,316,488	918,695	6,267,801
Series A preferred shares
Mezzanine equity:
Total mezzanine equity			18,856
Series A+ preferred shares
Mezzanine equity:
Total mezzanine equity			3,771
Series B preferred shares
Mezzanine equity:
Total mezzanine equity			6,283
Series C redeemable convertible preferred shares
Mezzanine equity:
Total mezzanine equity			360,000
Class A ordinary shares
Shareholders' equity
Ordinary shares	0	$ 0	¥ 0
Class B ordinary shares
Shareholders' equity
Ordinary shares	1
Total shareholders' equity	¥ 1